Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0	$ 0.3	$ 0.21
Dividends paid on ordinary shares	$ 0	$ 6,063	$ 4,206
Settled in scrip	0	1,527	1,160
Dividends on preference shares classified as equity	$ 662	$ 6,768	$ 4,915
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in usd per share)	$ 31	$ 31	$ 31.00
Dividends on preference shares classified as equity	$ 45	$ 45	$ 45
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 617	$ 660	$ 664
Fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0	$ 0	$ 0.21
Dividends paid on ordinary shares	$ 0	$ 0	$ 4,206
Settled in scrip	$ 0	$ 0	$ 1,160
First interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0	$ 0.1	$ 0
Dividends paid on ordinary shares	$ 0	$ 2,013	$ 0
Settled in scrip	$ 0	$ 375	$ 0
Second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0	$ 0.1	$ 0
Dividends paid on ordinary shares	$ 0	$ 2,021	$ 0
Settled in scrip	$ 0	$ 795	$ 0
Third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0	$ 0.1	$ 0
Dividends paid on ordinary shares	$ 0	$ 2,029	$ 0
Settled in scrip	$ 0	$ 357	$ 0